Goodwill - Key assumptions calculation of fair value less costs of disposal (Detail) - Richards Bay Minerals - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Fair value less costs of disposal, post-tax discount rate	8.60%	8.60%
Five Percentage Increase In The Titanium Slag Price
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding increase (decrease) in FVLCD	$ 217	$ 207
One Percentage Increase In The Discount Rate Applied To Posttax Cash Flows
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Fair value less costs of disposal, post-tax discount rate	1.00%
Corresponding increase (decrease) in FVLCD	$ (175)	(140)
Ten Percentage Strengthening Of South African Rand
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Strengthening percentage of the South African rand	10.00%
Corresponding increase (decrease) in FVLCD	$ 272	$ 263
Titanium | Five Percentage Increase In The Titanium Slag Price
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Percentage of increase in the titanium slag price	5.00%